SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

February 9, 2021

VIA EDGAR

Mr. David L. Orlic

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	BlackRock Advantage SMID Cap Fund, Inc. (formerly known as BlackRock Advantage U.S. Total Market Fund, Inc.) (the “Fund”), Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A
(File Nos. 002-60836 and 811-2809)

Dear Mr. Orlic:

On behalf of the Fund, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 71 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on February 9, 2021.

The Amendment is being filed for the purpose of completing the information required to be provided in the Registration Statement. We have reviewed the Amendment and represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Fund’s responses to the telephonic comments provided by David L. Orlic of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on January 19, 2021, regarding the Fund’s Post-Effective Amendment No. 70 to its Registration Statement filed with the Commission on December 4, 2020, for the purposes of (i) revising the Fund’s name from BlackRock Advantage U.S. Total Market Fund,

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships

February 9, 2021

Inc. to BlackRock Advantage SMID Cap Fund, Inc. and (ii) revising the Fund’s investment strategies. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Fund. The Fund’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Prospectuses: Principal Risks of Investing in the Fund

Comment 1:    The Staff notes that the risk factors are in alphabetical order. The Staff suggests that the Fund consider changing the order of the risk factors in the prospectus in the section entitled “Fund Overview—Key Facts About BlackRock Advantage SMID Cap Fund, Inc.—Principal Risks of Investing in the Fund” so that the most prominent or significant risks of investing in the Fund are listed toward the beginning of the risk factors.

Response:    The Fund has reviewed the risk disclosure and respectfully submits that the current order of the risk factors is appropriate. The Fund notes that it has included the following disclosure in the Fund’s prospectuses, in the section entitled “Fund Overview—Key Facts About BlackRock Advantage SMID Cap Fund, Inc.—Principal Risks of Investing in the Fund” and “Details About the Fund—How the Fund Invests—Investment Risks”:

“The order of the below risk factors does not indicate the significance of any particular risk factor.”

Prospectuses: Performance Information

Comment 2: The caption to the table entitled “Average Annual Total Returns” currently states “As of 12/31.” Per Form N-1A, please revise the caption to read “For the Periods Ended 12/31.”

Response: In response to the Staff’s comment, the Fund has revised the referenced caption to read “For the Periods Ended 12/31” in accordance with Form N-1A.

Comment 3: The lead-in to the section entitled “Performance Information” states that “Effective as of February [9], 2021, in connection with the change of the investment strategies of the Fund, the Fund added the Russell 2500™ Index as the performance benchmark against which the Fund measures its performance and removed the Russell 3000® Index as the performance benchmark against which the Fund measures its performance.” We note that the Russell 3000® Index is still listed in the table entitled “Average Annual Total Returns.” Please consider clarifying the referenced language.

February 9, 2021

Response: In response to the Staff’s comment, the Fund revised the referenced language as follows: “Effective as of February 9, 2021, in connection with the change of the investment strategies of the Fund, the Fund replaced the Russell 3000® Index with the Russell 2500™ Index as the performance benchmark against which the Fund measures its performance.”

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Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Company’s Registration Statement.

Respectfully submitted,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Janey Ahn
Jason Rosenthal
John A. MacKinnon